Administrative Class Prospectus Supplement
December 23, 2008

Morgan Stanley Institutional Liquidity Funds
Supplement dated
December 23, 2008
to the Administrative
Class Prospectus
dated February 29,
2008 of:

Administrative
Class

Treasury Securities
Portfolio

Effective December 23, 2008, Morgan Stanley Institutional Liquidity Funds (the “Fund”) suspended offering Administrative Class shares of the Treasury Securities Portfolio (the “Portfolio”). The Fund may recommence offering Administrative Class shares of the Portfolio in the future. Any such offerings of the Portfolio’s shares may be limited in amount and may commence and terminate without any prior notice.

Please retain this supplement for future reference.

LIQSPTADMIN

Advisory Class Prospectus Supplement
December 23, 2008

Morgan Stanley Institutional Liquidity Funds
Supplement dated
December 23, 2008
to the Advisory
Class Prospectus
dated February 29,
2008 of:

Advisory
Class

Treasury Securities
Portfolio

Effective December 23, 2008, Morgan Stanley Institutional Liquidity Funds (the “Fund”) suspended offering Advisory Class shares of the Treasury Securities Portfolio (the “Portfolio”). The Fund may recommence offering Advisory Class shares of the Portfolio in the future. Any such offerings of the Portfolio’s shares may be limited in amount and may commence and terminate without any prior notice.

Please retain this supplement for future reference.

LIQSPTADV

Cash Management Class Prospectus Supplement
December 23, 2008

Morgan Stanley Institutional Liquidity Funds
Supplement dated
December 23, 2008
to the Cash
Management
Class Prospectus
dated February 29,
2008 of:

Cash Management Class

Treasury Securities
Portfolio

Effective December 23, 2008, Morgan Stanley Institutional Liquidity Funds (the “Fund”) suspended offering Cash Management Class shares of the Treasury Securities Portfolio (the “Portfolio”). The Fund may recommence offering Cash Management Class shares of the Portfolio in the future. Any such offerings of the Portfolio’s shares may be limited in amount and may commence and terminate without any prior notice.

Please retain this supplement for future reference.

LIQSPTCASH

Institutional Class Prospectus Supplement
December 23, 2008

Morgan Stanley Institutional Liquidity Funds
Supplement dated
December 23, 2008
to the Institutional
Class Prospectus
dated February 29,
2008 of:

Institutional
Class

Treasury
Securities
Portfolio

Effective December 23, 2008, Morgan Stanley Institutional Liquidity Funds (the “Fund”) suspended offering Institutional Class shares of the Treasury Securities Portfolio (the “Portfolio”). The Fund may recommence offering Institutional Class shares of the Portfolio in the future. Any such offerings of the Portfolio’s shares may be limited in amount and may commence and terminate without any prior notice.

Please retain this supplement for future reference.

LIQSPTINST

Investor Class Prospectus Supplement
December 23, 2008

Morgan Stanley Institutional Liquidity Funds
Supplement dated
December 23, 2008
to the Investor
Class Prospectus
dated February 29,
2008 of:

Investor
Class

Treasury
Securities
Portfolio

Effective December 23, 2008, Morgan Stanley Institutional Liquidity Funds (the “Fund”) suspended offering Investor Class shares of the Treasury Securities Portfolio (the “Portfolio”). The Fund may recommence offering Investor Class shares of the Portfolio in the future. Any such offerings of the Portfolio’s shares may be limited in amount and may commence and terminate without any prior notice.

Please retain this supplement for future reference.

LIQSPTINVEST

Participant Class Prospectus Supplement
December 23, 2008

Morgan Stanley Institutional Liquidity Funds
Supplement dated
December 23, 2008 to the Participant Class Prospectus dated February 29, 2008 of:

Participant
Class

Treasury
Securities
Portfolio

Effective December 23, 2008, Morgan Stanley Institutional Liquidity Funds (the “Fund”) suspended offering Participant Class shares of the Treasury Securities Portfolio (the “Portfolio”). The Fund may recommence offering Participant Class shares of the Portfolio in the future. Any such offerings of the Portfolio’s shares may be limited in amount and may commence and terminate without any prior notice.

Please retain this supplement for future reference.

LIQSPTPART

Service Class Prospectus Supplement
December 23, 2008

Morgan Stanley Institutional Liquidity Funds
Supplement dated
December 23, 2008
to the Service
Class Prospectus
dated February 29,
2008 of:

Service
Class

Treasury
Securities
Portfolio

Effective December 23, 2008, Morgan Stanley Institutional Liquidity Funds (the “Fund”) suspended offering Service Class shares of the Treasury Securities Portfolio (the “Portfolio”). The Fund may recommence offering Service Class shares of the Portfolio in the future. Any such offerings of the Portfolio’s shares may be limited in amount and may commence and terminate without any prior notice.

Please retain this supplement for future reference.

LIQSPTSERV